Franchise Operating Rights & Goodwill	12 Months Ended
Dec. 31, 2013
Franchise Operating Rights & Goodwill
Franchise Operating Rights & Goodwill

5. Franchise Operating Rights & Goodwill

        Changes in the carrying amount of our franchise operating rights and goodwill during 2013 and 2012 are set forth below:

	January 1, 2013	Acquisitions	December 31, 2013
	(in millions)
Franchise operating rights	$1,098.4	$—	$1,098.4
Goodwill	492.0	4.5	496.5

	$1,590.4	$4.5	$1,594.9

	January 1, 2012	Acquisitions	December 31, 2012
	(in millions)
Franchise operating rights	$310.9	$787.5	$1,098.4
Goodwill	12.9	479.1	492.0

	$323.8	$1,266.6	$1,590.4